Share-Based Compensation - Nonvested Restricted Stock Unit Awards (Detail) - shares	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Unvested Shares	225,018	161,511
5.85
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Unvested Shares	225,018	161,511